SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Warranty cost (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2009	Aug. 31, 2011	Jun. 30, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Term of insurance policy over which the insurance premium will be amortized				1 year
Unamortized carrying amount of insurance premium				$ 1,286	$ 2,850
Insurance receivable				75,617	74,872
Downward adjustment of warranty cost				9,319
Downward adjustment of other non-current assets				5,634
Warranty costs (net effect of adjustment) included in cost of revenues				$ 13,188	$ 19,793	$ 9,817
Minimum
Warranty cost
Term of warranty obligation over which the assets is expected to be realized				25 years
Maximum
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction				5 years
Term of warranty obligation over which the assets is expected to be realized				30 years
Standard solar modules
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction	2 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Extended warranty of solar modules and products for defects in materials and workmanship		10 years	6 years
Period for which the entity warrants for maintaining the performance levels		25 years
Standard solar modules | Maximum
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity	25 years
Dymond Modules
Warranty cost
Extended warranty of solar modules and products for defects in materials and workmanship				30 years
Bifacial module
Warranty cost
Extended warranty of solar modules and products for defects in materials and workmanship				30 years
First year of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output		97.00%
Second year to 24th year of guaranteed performance period | Standard solar modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module		0.70%
25th year of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output		80.00%